Significant Accounting Policies - Schedule of Major Customer Data as a Percentage of Total Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	100.00%	100.00%	100.00%
Cipher Pharmaceuticals (Canada) [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	7.00%	11.00%	11.00%
Chong Kun Dang Pharmaceuticals Corp. (South Korea) [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	11.00%	25.00%	25.00%
Gebro Holding GmbH (Austria) [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	11.00%	18.00%	18.00%
Ewopharma AG (Switzerland) [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	30.00%	46.00%	46.00%
Vetbiolix (France) [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	41.00%